Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Current Assets
The following is a summary of prepayments and other current assets:

	December 31, 2018	December 31, 2019
	RMB	RMB
Deposits	1,749	3,542
Prepaid service fees	1,080	8,784
Prepaid promotional expenses	728	381
Staff advances	439	292
Receivables from third-party online payment platform	349	1,553
Deductible Value Added Tax (“VAT”)	86	1,893
Others	1,493	2,329

Total	5,924	18,774